Acquisitions and Dispositions of Real Estate Property (Real Estate Assets Held for Sale) (Details) $ in Thousands	Sep. 30, 2015 property	Dec. 31, 2014 USD ($) property	Dec. 31, 2013 USD ($) property
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Properties classified as held for sale | property	12	4
Other Assets		$ 5,229	$ 631
Skilled Nursing Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Properties classified as held for sale | property		4	1
Other Assets		$ 5,229	$ 631
Accounts Payable and Other Liabilities		$ 1,045	$ 0